As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.41%
	Application Software - 2.13%
11,525	Salesforce.com, Inc.*	$1,076,665

	Asset Management - 3.61%
4,080	BlackRock, Inc.	1,824,127

	Beverages - Brewers - 3.12%
13,200	Anheuser-Busch InBev SA/NV - ADR	1,574,760

	Biotechnology - 4.93%
23,900	Gilead Sciences, Inc.	1,936,378
29,250	Intrexon Corp.*	556,043
		2,492,421
	Business Services - 6.96%
640	Priceline Group, Inc.*	1,171,725
22,310	Visa, Inc. - Class A	2,347,904
		3,519,629
	Business Software & Services - 3.07%
20,800	Microsoft Corp.	1,549,392

	Catalog & Mail Order Houses - 3.61%
1,900	Amazon.com, Inc.*	1,826,565

	Conglomerates - 2.41%
50,350	General Electric Co.	1,217,463

	Drug Manufacturers - 4.97%
17,260	Bristol-Myers Squibb Co.	1,100,152
22,050	Merck & Co., Inc.	1,411,861
		2,512,013
	Drugs - Generic - 3.07%
7,575	Allergan plc#	1,552,496

	Entertainment - Diversified - 2.83%
14,500	Walt Disney Co.	1,429,265

	Health Care Plans - 4.50%
15,250	CVS Health Corp.	1,240,130
5,280	UnitedHealth Group, Inc.	1,034,088
		2,274,218
	Independent Oil & Gas - 2.29%
30,000	Continental Resources, Inc.*	1,158,300

	Insurance - 0.01%
353	Trisura Group Ltd.*#	7,519

	Internet Information Providers - 4.17%
1,090	Alphabet, Inc. - Class A*	1,061,355
1,092	Alphabet, Inc. - Class C*	1,047,348
		2,108,703
	Medical Laboratories & Research - 2.87%
9,600	Laboratory Corp. of America Holdings*	1,449,312

	Money Center Banks - 4.10%
28,500	Citigroup, Inc.	2,073,090

	Oil & Gas Drilling & Exploration - 2.09%
30,600	RSP Permian, Inc.*	1,058,454

	Personal Computers - 4.29%
14,075	Apple, Inc.	2,169,239

	Personal Products - 2.83%
15,700	Procter & Gamble Co.	1,428,386

	Personal Services - 2.15%
12,600	Bright Horizons Family Solutions, Inc.*	1,086,246

	Processed & Packaged Goods - 2.97%
13,460	PepsiCo, Inc.	1,499,848

	Real Estate Development - 5.74%
70,200	Brookfield Asset Manangement, Inc. - Class A#	2,899,260

	Scientific & Technical Instruments - 4.74%
5,600	Coherent, Inc.*	1,316,952
22,500	Sensata Technologies Holding N.V.*#	1,081,575
		2,398,527
	Security Software & Services - 2.17%
9,600	Check Point Software Technologies Ltd.*#	1,094,592

	Textile - Apparel Clothing - 3.78%
77,500	Hanesbrands, Inc.	1,909,600
	Total Common Stocks (Cost $34,000,515)	45,190,090

	SHORT-TERM INVESTMENTS - 10.66%
5,389,170	Fidelity Investments Money Market Government Portfolio, Class I, 0.91%† (Cost $5,389,170)	5,389,170
	Total Investments in Securities (Cost $39,389,685) - 100.07%	50,579,260
	Liabilities in Excess of Other Assets - (0.07)%	(34,172)
	Net Assets - 100.00%	$50,545,088

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of September 30, 2017.
	ADR - American Depository Receipt

Capital Advisors Growth Fund
Notes to Schedule of Investments
September 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund's (the "Fund") investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,216,754	$-	$-	$2,216,754
Conglomerates	1,217,463	-	-	1,217,463
Consumer Goods	6,412,594	-	-	6,412,594
Financial	9,151,900	-	-	9,151,900
Healthcare	10,280,460	-	-	10,280,460
Services	5,513,801	-	-	5,513,801
Technology	10,397,118	-	-	10,397,118
Total Common Stocks	45,190,090	-	-	45,190,090
Short-Term Investments	5,389,170	-	-	5,389,170
Total Investments in Securities	$50,579,260	$-	$-	$50,579,260

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2017, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the period ended September 30, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$39,389,685

Gross unrealized appreciation	$11,784,419
Gross unrealized depreciation	(594,844)
Net unrealized appreciation	$11,189,575

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
             Douglas G. Hess, President

Date        11/14/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas G. Hess
Douglas G. Hess, President

Date        11/14/17

By (Signature and Title)*   /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date         11/14/17

* Print the name and title of each signing officer under his or her signature.